SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Commodity Strategy Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

Theresa M. Gusman, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Eric S. Meyer, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2010.

Darwei Kung, Vice President. Portfolio Manager of the fund. Joined the fund in 2010.

Steven Zhou, Associate. Portfolio Manager of the fund. Joined the fund in 2011.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

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Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

■	Portfolio Manager for Retail Fixed Income: New York.

■	BIS, University of Minnesota.

Theresa M. Gusman, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

■	Head of Commodities: New York.

■	Lead Portfolio Manager for Commodities Strategies: New York.

■	Lead Portfolio Manager for DWS Commodity Securities Fund and DWS Global Commodities Stock Fund, Inc. (2004–2010).

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Joined Deutsche Asset & Wealth Management in 1995, previously serving as Head of the Developed International Investment Team and Portfolio Manager for International Institutional Accounts; Head of Equity Investments; and analyst/portfolio manager, after 12 years of experience as research analyst for Arnhold & S. Bleichroeder and Salomon Brothers.

■	BA from State University of New York at Stony Brook.

Eric S. Meyer, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

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Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America’s subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

■	Head of US Loan Portfolio Management, High Yield Strategies: New York.

■	BA from State University of New York, Albany; MBA from Pace University.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2010.

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Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

■	Over 19 years of investment industry experience.

■	BA in Economics, University of Chicago; MBA, University of Chicago.

March 27, 2013 PROSTKR-219

Darwei Kung, Vice President. Portfolio Manager of the fund. Joined the fund in 2010.

■	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

■	Portfolio Manager: New York.

■	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Steven Zhou, Associate. Portfolio Manager of the fund. Joined the fund in 2011.

■	Analyst for Mortgage Backed Securities: New York.
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Joined Deutsche Asset & Wealth Management in 2010 with over 2 years of experience at J.P. Morgan Chase and Freddie Mac. Held summer internships positions at Deutsche Asset Management and AFL-CIO Housing Investment Trust.

■	MS in Computational Finance from Carnegie Mellon University; BA in Economics and BS in Computer Science from the University of Maryland, College Park.

Please Retain This Supplement for Future Reference

March 27, 2013 PROSTKR-219

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